Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Investment in partnership	$ 18,290	$ 13,479
Tax Receivable Agreement liability	1,544
Stock-based compensation	456	85
Intangibles		151
Property and equipment	10
Other	51
Gross deferred tax assets	20,351	13,715
Valuation allowance	(8,803)	(8,862)
Deferred tax assets, net of valuation allowance	11,548	4,853
Deferred tax liabilities:
Investment in partnership	(4,146)	(5,290)
Property and equipment		(24)
Gross deferred tax liabilities	(4,146)	(5,314)
Net deferred tax assets	$ 7,402
Net deferred tax liabilities		$ (461)